As filed with the Securities and Exchange Commission on May 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2012 (Unaudited)

Shares			Value
COMMON STOCKS: 96.5%
Aerospace & Defense: 1.0%
110		Zodiac Aerospace	$11,453
Beverages: 3.0%
885		SABMiller Plc	35,523
Biotechnology: 4.5%
700		Celgene Corp. *	54,264
Chemicals: 3.2%
270		Ecolab, Inc.	16,664
280		Monsanto Co.	22,333
			38,997
Commercial Services & Supplies: 2.0%
605		Intertek Group Plc	24,299
Computers & Peripherals: 12.7%
180		Apple, Inc. *	107,906
830		EMC Corp. *	24,800
440		NetApp, Inc. *	19,699
			152,405
Electronic Equipment, Instruments & Components: 2.0%
100		Keyence Corp	23,675

Energy Equipment & Services: 3.2%
555		Schlumberger Ltd.	38,811
Food Products: 3.5%
4,000		China Mengniu Dairy Co Ltd	11,755
430		Danone	29,994
			41,749
Hotels, Restaurants & Leisure: 5.7%
355		Las Vegas Sands Corp. *	20,437
18,000		Genting Singapore Plc	24,414
8,800		Wynn Macau Ltd.	24,795
			69,646
Industrial Conglomerates: 5.3%
2,500		Beijing Enterprise Holdings Ltd	15,244
2,390		General Electric Co.	47,967
			63,211
Internet & Catalog Retail: 2.6%
45		Priceline.com, Inc. *	32,288
Internet Software & Services: 7.8%
245		Baidu, Inc. - ADR*	35,714
38		Google, Inc. *	24,367
1,200		Tencent Holdings Ltd	33,471
			93,552
IT Services: 7.1%
385		Cognizant Technology Solutions Class A *	29,626
475		Visa, Inc.	56,050
			85,676
Media: 2.1%
495		Discovery Communications, Inc. *	25,047
Multiline Retail: 4.3%
675		Dollar General Corp. *	31,185
8,000		Golden Eagle Retail Group Ltd	20,493
			51,678

Oil, Gas & Consumable Fuels: 3.2%
4,000		China Shenhua Energy Co. Ltd	13,869
12,000		Kunlun Energy Co. Ltd	21,661
			35,530
Pharmaceuticals: 7.4%
370		Allergan, Inc.	35,309
1,645		Shire Plc	53,149
			88,458
Software: 3.2%
420		Dassault Systemes SA	38,645
Software Publishers: 2.3%
430		Check Point Software Technologies Ltd *	27,451

Specialty Retail: 2.8%
9,000		Belle International Holdings Ltd	16,156
10,800		Chow Tai Fook Jewelry Group Ltd *	17,106
			33,262
Textiles, Apparel & Luxury Goods: 2.1%
55		Swatch Group AG	25,316
Tobacco: 5.5%
570		British American Tobacco Plc	28,723
415		Philip Morris International, Inc.	36,773
			65,496
TOTAL COMMON STOCKS
(Cost $1,163,674)			1,156,432
SHORT-TERM INVESTMENT: 97.9%
1,175,832		Invesco Short-Term Investments Trust Treasury Portfolio, 0.02% ^	1,175,832
TOTAL SHORT-TERM INVESTMENT
(Cost $1,175,832)			1,175,832
TOTAL INVESTMENTS IN SECURITIES: 194.4%
(Cost $2,339,506)			2,332,264
Liabilities in Excess of Other Assets: (94.4)%			(1,130,750)
TOTAL NET ASSETS: 100.0%			$1,201,514

	ADR -	American Depository Receipt
	*	Non-income producing security.
	^	Annualized seven-day yield as of March 31, 2012.

Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedules of Investments.

Summary of Fair Value Disclosure at March 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2012.

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$1,156,432	$-	$-	$1,156,432

Short-Term Investments	1,175,832	-	-	1,175,832
	$2,332,264	$-	$-	$2,332,264

^ See Schedule of Investments for industry breakouts.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2012 (Unaudited)

Shares			Value
COMMON STOCKS: 98.4%
Beverages: 2.6%
19,450		SABMiller Plc - ADR	$787,531
Biotechnology: 5.8%
23,175		Celgene Corp. *	1,796,525
Capital Markets: 2.6%
6,500		Franklin Resources, Inc.	806,195
Chemicals: 7.4%
9,825		Ecolab, Inc.	606,399
11,800		Monsanto Co.	941,168
6,375		Praxair, Inc.	730,830
			2,278,397
Communications Equipment: 3.0%
6,925		F5 Networks, Inc. *	934,598
Computers & Peripherals: 14.6%
5,110		Apple, Inc. *	3,063,291
22,875		EMC Corp. Massachusetts *	683,505
17,125		Netapp, Inc. *	766,686
			4,513,482
Consumer Finance: 1.0%
5,375		American Express Co.	310,998
Energy Equipment & Services: 3.6%
15,975		Schlumberger Ltd.	1,117,132
Health Care Equipment & Supplies: 2.5%
1,450		Intuitive Surgical, Inc. *	785,538
Hotels, Restaurants & Leisure: 6.1%
16,775		Las Vegas Sands Corp. *	965,736
6,975		Starbucks Corp.	389,833
7,300		Yum Brands, Inc.	519,614
			1,875,183
Industrial Conglomerates: 4.4%
67,625		General Electric Co.	1,357,234
Internet & Catalog Retail: 4.2%
1,810		Priceline Communications, Inc. *	1,298,675
Internet Software & Services: 4.5%
4,475		Baidu, Inc. - ADR*	652,321
1,145		Google, Inc. *	734,220
			1,386,541
IT Services: 10.3%
18,275		Cognizant Technology Solutions Class A *	1,406,261
15,075		Visa, Inc.	1,778,850
			3,185,111
Media: 5.2%
19,375		Discovery Communications, Inc. *	980,375
14,175		Disney Walt Co.	620,582
			1,600,957
Multiline Retail: 5.2%
24,150		Dollar General Corp. *	1,115,730
7,600		Family Dollar Stores, Inc.	480,928
			1,596,658
Pharmaceuticals: 8.9%
14,625		Allergan, Inc.	1,395,664
14,325		Shire Plc - ADR	1,357,293
			2,752,957
Telecommunications: 2.7%
30,100		Tencent Holdings Ltd. - ADR	838,586
Tobacco: 3.8%
13,150		Philip Morris International, Inc.	1,165,222
TOTAL COMMON STOCKS
(Cost $23,476,292)			30,387,520
SHORT-TERM INVESTMENT: 1.1%
351,104		Invesco Short-Term Investments Trust Treasury Portfolio, 0.02% ^	351,104
TOTAL SHORT-TERM INVESTMENT
(Cost $351,104)			351,104
TOTAL INVESTMENTS IN SECURITIES: 99.5%
(Cost $23,827,396)			30,738,624
Other Assets in Excess of Liabilities: 0.5%			134,934
TOTAL NET ASSETS: 100.0%			$30,873,558

	ADR -	American Depository Receipt
	*	Non-income producing security.
	^	Annualized seven-day yield as of March 31, 2012.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows+:

Cost of investments			$23,922,490
Gross unrealized appreciation			6,963,916
Gross unrealized depreciation			(147,782)
Net unrealized appreciation			$6,816,134

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at March 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2012.

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$30,387,520	$-	$-	$30,387,520

Short-Term Investments	351,104	-	-	351,104
	$30,738,624	$-	$-	$30,738,624

^ See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title  /s/  Eric W. Falkeis
                                                  Eric W. Falkeis, President

Date   May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/  Eric W. Falkeis
                                                    Eric W. Falkeis, President

Date May 29, 2012

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer

Date May 24, 2012

* Print the name and title of each signing officer under his or her signature.

DSM Funds 3.31.12 N-Q